Segment information (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012 segment	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Segment information
Number of segments	3
Segment Reporting Information
Net revenues	6,275	6,047	6,892	12,322	15,048
Income from continuing operations before taxes	1,131	198	1,640	1,329	3,606
Private Banking
Segment Reporting Information
Net revenues	2,704	2,604	2,754	5,308	5,592
Income from continuing operations before taxes	775	606	835	1,381	1,668
Investment Banking
Segment Reporting Information
Net revenues	2,909	4,159	2,817	7,068	7,904
Income from continuing operations before taxes	383	998	208	1,381	1,691
Reclassifications of Debit Valuation Adjustment relating to certain structured notes to conform to current presentation			0		0
Asset Management
Segment Reporting Information
Net revenues	550	681	654	1,231	1,274
Income from continuing operations before taxes	133	254	210	387	393
Corporate Center
Segment Reporting Information
Net revenues	78	(1,566)	101	(1,488)	(631)
Income from continuing operations before taxes	(180)	(1,818)	(167)	(1,998)	(1,041)
Noncontrolling interests without SEI
Segment Reporting Information
Net revenues	34	169	566	203	909
Income from continuing operations before taxes	20	158	554	178	895